Goodwill - Schedule of reasonable possible changes (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Bioscience
Goodwill
Reasonably possible change in perpetual growth rate (as a percent)		0.50%
Reasonably possible change in pre-tax discount rate (as a percent)		0.50%
Biopharma
Goodwill
Reasonably possible change in perpetual growth rate (as a percent)	0.50%
Reasonably possible change in pre-tax discount rate (as a percent)	0.50%
Diagnostic
Goodwill
Reasonably possible change in perpetual growth rate (as a percent)	0.50%	0.50%
Reasonably possible change in pre-tax discount rate (as a percent)	0.50%	0.50%
Bio supplies.
Goodwill
Reasonably possible change in perpetual growth rate (as a percent)	0.50%
Reasonably possible change in pre-tax discount rate (as a percent)	0.50%
Kiro Grifols
Goodwill
Reasonably possible change in perpetual growth rate (as a percent)	0.50%
Reasonably possible change in pre-tax discount rate (as a percent)	0.50%
GigaGen
Goodwill
Reasonably possible change in pre-tax discount rate (as a percent)	1.00%
Reasonably possible change in sink rate (as a percent)	1
Reasonably possible change in success rate (as a percent)	1